Consolidated Balance Sheets - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current
Cash and cash equivalents	$ 6,617,082	$ 209,933
Prepaid expenses and other receivables (Note 3)	188,217	81,130
Due from related parties (Note 7)	38,554	44,986
Loans receivable (Note 4)	307,459	0
Total Current Assets	7,151,312	336,049
Equipment (Note 5)	87,103	77,922
Total Assets	7,238,415	413,971
Current
Accounts payable (Note 7)	134,718	308,947
Accrued liabilities	57,840	155,463
Warrant derivative liability (Note 10)	6,067,869	0
Total Liabilities	6,260,427	464,410
Shareholders' Equity (Deficiency)
Special Voting Preferred Stock, par value $0.001; Authorized - 1; Issued and outstanding - 1 (December 31, 2014 - Nil)	0	0
Common Shares, par value $0.001; Authorized - 150,000,000 (December 31, 2014 - 200,000,000); Exchangeable Shares; Authorized - Unlimited, Issued and outstanding - 22,428,313 and 50,000,000 Exchangeable Shares (December 31, 2014 - nil and 49,737,096 Exchangeable Shares) (Note 8)	72,428	49,737
Additional paid-in capital	11,412,399	4,936,456
Shares to be issued (Note 8(xiii))	98,900	0
Deficit	(10,647,888)	(5,053,982)
Accumulated other comprehensive income	42,149	17,350
Total Shareholders' Equity (Deficiency)	977,988	(50,439)
Total Liabilities and Shareholders' Equity (Deficiency)	$ 7,238,415	$ 413,971